Investments (Net Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income [Line Items]
Less: Investment expenses	$ 178	$ 176	$ 128
Net investment income	3,078	3,207	3,099
Securities Investment
Net Investment Income [Line Items]
Gross Investment Income, Operating	3,248	3,371	3,211
Net investment income	3,070	3,195	3,083
Fixed Maturity Securities
Net Investment Income [Line Items]
Gross Investment Income, Operating	2,420	2,642	2,478
Mortgage loans
Net Investment Income [Line Items]
Gross Investment Income, Operating	446	401	373
Equity securities
Net Investment Income [Line Items]
Gross Investment Income, Operating	12	19	19
Policy loans
Net Investment Income [Line Items]
Gross Investment Income, Operating	73	78	78
Real estate and real estate joint ventures
Net Investment Income [Line Items]
Gross Investment Income, Operating	53	32	108
Other limited partnership interests
Net Investment Income [Line Items]
Gross Investment Income, Operating	184	163	134
Cash, cash equivalents and short-term investments
Net Investment Income [Line Items]
Gross Investment Income, Operating	35	20	9
Other
Net Investment Income [Line Items]
Gross Investment Income, Operating	25	16	12
FVO CSEs — interest income — commercial mortgage loans | Consolidated Securitization Entities
Net Investment Income [Line Items]
Net investment income	$ 8	$ 12	$ 16